UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-08134
Investment Company Act File Number

Eaton Vance Municipals Trust II
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

January 31
Date of Fiscal Year End

April 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifications

Item 1. Schedule of Investments

Eaton Vance Insured Municipals Fund	as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 99.0%

Principal
Amount
(000’s omitted)	Security	Value
Education — 4.1%
$1,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	$1,084,130
1,000	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	1,030,500

		$2,114,630

Electric Utilities — 2.0%
$1,000	San Antonio, TX, (Electric and Gas), 5.00%, 2/1/34	$1,008,380

		$1,008,380

Hospital — 1.2%
$860	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	$637,991

		$637,991

Housing — 0.3%
$145	Pinellas County, FL, Housing Finance Authority, (SFMR), (GNMA), (AMT), 5.80%, 3/1/29	$145,007

		$145,007

Industrial Development Revenue — 2.1%
$1,240	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$1,102,174

		$1,102,174

Insured-Education — 4.0%
$1,000	New York State Dormitory Authority, (AGC), 5.00%, 7/1/25	$1,039,070
1,000	University of South Alabama, (BHAC), 5.00%, 8/1/38	1,011,000

		$2,050,070

Insured-Electric Utilities — 4.0%
$500	American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), 5.75%, 2/15/39	$517,200
500	Indiana Municipal Power Agency, (NPFG), 5.00%, 1/1/42	467,245
1,000	Long Island, NY, Power Authority, (BHAC), 5.50%, 5/1/33	1,070,680

		$2,055,125

Insured-General Obligations — 13.0%
$1,000	Anderson County, SC, School District No. 5, (FSA), 5.25%, 2/1/31	$1,032,500
1,000	Los Angeles, CA, Unified School District, (Election of 2004), (AGC), 5.00%, 1/1/34	969,600
1,000	Massachusetts, (AMBAC), 5.50%, 8/1/30	1,132,880
700	Mississippi Development Bank Special Obligation, (AGC), 5.375%, 10/1/33	720,510
800	Monroe Township, NJ, Board of Education, Middlesex County, (AGC), 4.75%, 3/1/36	805,696
1,000	Philadelphia, PA, (AGC), 7.00%, 7/15/28	1,115,220
1,985	San Juan, CA, Unified School District, (FSA), 0.00%, 8/1/23	912,604

		$6,689,010

Insured-Hospital — 15.4%
$1,000	Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.50%, 1/1/38	$1,031,200
670	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), (NPFG), 5.125%, 4/1/31	544,342
355	Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.125%, 11/15/39	360,407
1,250	Indiana Health and Educational Facilities Finance Authority, (Sisters of St. Francis Health Services), (FSA), 5.25%, 5/15/41	1,194,087
50	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42	43,785
1,000	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42(1)	875,715
470	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	463,575
790	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38(2)	779,762
1,000	New York Dormitory Authority, (Hudson Valley Hospital Center), (BHAC), (FSA), 5.00%, 8/15/36	1,006,670

1

Principal
Amount
(000’s omitted)	Security	Value
$950	Sarasota County, FL, Public Hospital Board, (Sarasota Memorial Hospital), (NPFG), 5.50%, 7/1/28	$821,427
475	Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Health), (FSA), 5.00%, 12/1/34	418,318
390	Washington Health Care Facilities Authority, (Multicare Health System), (AGC), 6.00%, 8/15/39	395,760

		$7,935,048

Insured-Housing — 1.0%
$500	Florida Housing Finance Authority, (Spinnaker Cove Apartments), (AMBAC), (AMT), 6.50%, 7/1/36	$500,260

		$500,260

Insured-Lease Revenue/Certificates of Participation — 1.9%
$1,300	Hudson, NY, Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$991,809

		$991,809

Insured-Other Revenue — 2.4%
$440	New York City, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 4.75%, 1/1/42	$342,738
1,630	New York City, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/32	390,173
500	St. John’s County, FL, Industrial Development Authority, (Professional Golf), (NPFG), 5.00%, 9/1/23	495,925

		$1,228,836

Insured-Solid Waste — 1.0%
$500	Dade County, FL, Resource Recovery Facilities, (AMBAC), (AMT), 5.50%, 10/1/13	$500,270

		$500,270

Insured-Special Assessment Revenue — 2.0%
$345	Celebration, FL, Community Development District, (NPFG), 5.125%, 5/1/20	$309,727
750	Crossings at Fleming Island, FL, Community Development District, (NPFG), 5.80%, 5/1/16	745,875

		$1,055,602

Insured-Special Tax Revenue — 11.0%
$1,015	Baton Rouge, LA, Public Improvement, (FSA), 4.25%, 8/1/32	$911,358
1,250	Clearwater, FL, Spring Training Facilities, (NPFG), 5.375%, 3/1/31(3)	1,323,788
320	Massachusetts Bay Transportation Authority, Revenue Assessment, (NPFG), 4.00%, 7/1/33	268,966
1,000	Massachusetts Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	1,045,420
5,055	Miami-Dade County, FL, Special Obligation, (NPFG), 0.00%, 10/1/36	632,937
500	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	426,330
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/23	941,720
1,220	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	47,836
225	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	20,151
445	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	37,046
355	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	27,360

		$5,682,912

Insured-Student Loan — 2.0%
$1,000	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$1,005,840

		$1,005,840

Insured-Transportation — 11.0%
$270	Chicago, IL, (O’Hare International Airport), (FSA), 4.50%, 1/1/38	$235,742
500	Chicago, IL, (O’Hare International Airport), (FSA), (AMT), 5.25%, 1/1/30	472,260
1,000	Idaho Housing and Finance Association, (AGC), 5.25%, 7/15/25	1,064,110
180	Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29	182,770
1,115	Miami-Dade County, FL, Aviation Revenue, (Miami International Airport), (AGC), (CIFG), (AMT), 5.00%, 10/1/38	974,209
1,000	Minneapolis and St. Paul, MN, Metropolitan Airport Commission, (AMBAC), 4.50%, 1/1/32	896,320
1,000	New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,058,130
780	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	769,221

		$5,652,762

2

Principal
Amount
(000’s omitted)	Security	Value
Insured-Water and Sewer — 16.2%
$1,440	Austin, TX, Water and Wastewater System Revenue, (BHAC), (FSA), 5.00%, 11/15/33(4)	$1,467,130
700	Bossier City, LA, Utilities Revenue, (BHAC), 5.125%, 10/1/25	740,593
170	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	180,096
110	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	115,584
170	Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	178,400
1,260	Fernley, NV, (AGC), 5.00%, 2/1/38	1,162,602
250	Florida Governmental Utility Authority, (Barefoot Bay Utility System), (AMBAC), 5.00%, 10/1/29	236,525
1,000	Jacksonville, FL, Water and Sewer, (AMBAC), (AMT), 6.35%, 8/1/25	1,000,270
500	Marco Island, FL, Utility System, (NPFG), 5.00%, 10/1/27	500,765
635	New York City, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40	688,143
705	Ogden City, UT, Sewer and Water, (FSA), 4.50%, 6/15/38	634,260
315	Pearland, TX, Waterworks and Sewer Systems, (FSA), 4.50%, 9/1/34	294,254
1,160	Wichita, KS, Water and Sewer Utility, (AGC), 5.00%, 10/1/32	1,171,217

		$8,369,839

Special Tax Revenue — 1.3%
$810	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$682,733

		$682,733

Transportation — 3.1%
$2,730	New Jersey Transportation Trust Fund Authority, 0.00%, 12/15/35	$551,269
1,045	Port Authority of New York and New Jersey, 5.00%, 7/15/35	1,052,597

		$1,603,866

Total Tax-Exempt Investments — 99.0% (identified cost $51,702,349)		$51,012,164

Other Assets, Less Liabilities — 1.0%		$532,349

Net Assets — 100.0%		$51,544,513

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

At April 30, 2009, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		New York	17.7%
		Florida	16.9%
		Others, representing less than 10% individually	64.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2009, 85.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 30.7% of total investments

(1)		Security represents the underlying municipal bond of a tender option bond trust.

(2)		When-issued security.

(3)		Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

3

A summary of financial instruments outstanding at April 30, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
6/09	61 U.S. Treasury Bond	Short	$(7,784,912)	$(7,476,313)	$308,599

Interest Rate Swaps

		Annual	Floating		Net Unrealized
	Notional	Fixed Rate	Rate	Effective Date/	Appreciation
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	(Depreciation)
JPMorgan Chase Co.	$812,500	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(158,314)
Merrill Lynch Capital Services, Inc.	850,000	3.394	3-month USD- LIBOR-BBA	September 24, 2009 / September 24, 2039	44,169

					$(114,145)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2009, the aggregate fair value of derivative instruments in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $352,768 and $158,314, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$49,876,231

Gross unrealized appreciation	$1,855,960
Gross unrealized depreciation	(2,610,027)

Net unrealized depreciation	$(754,067)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At April 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$308,599
Level 2	Other Significant Observable Inputs	51,012,164	(114,145)
Level 3	Significant Unobservable Inputs	—	—

Total		$51,012,164	$194,454

*	Other financial instruments are futures and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of January 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Kansas Municipals Fund	as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 94.1%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 1.0%
$375	Puerto Rico Electric Power Authority, 5.00%, 7/1/25	$345,615

		$345,615

Escrowed/Prerefunded — 5.0%
$415	Labette County, SFMR, Escrowed to Maturity, 0.00%, 12/1/14	$360,564
1,000	Saline County, SFMR, Escrowed to Maturity, 0.00%, 12/1/15(1)	836,670
500	University of Kansas Hospital Authority, Prerefunded to 9/1/12, 5.50%, 9/1/22	567,720

		$1,764,954

Hospital — 8.0%
$500	Kansas Development Finance Authority, (Hays Medical Center), 5.00%, 11/15/22	$476,795
750	Lawrence Memorial Hospital, 5.125%, 7/1/36	619,185
500	Olathe Health Facilities, (Olathe Medical Center), 5.00%, 9/1/29	437,945
825	Salina Hospital, (Salina Regional Health Center), 5.00%, 10/1/36	678,397
250	Sedgwick County Health Care Facility, (Catholic Care Center, Inc.), 5.875%, 11/15/31	246,158
410	University of Kansas Hospital Authority, 4.50%, 9/1/32	346,442

		$2,804,922

Insured-Education — 6.6%
$100	Kansas Development Finance Authority, (Kansas Board of Regents), (AMBAC), 5.00%, 4/1/14	$108,929
250	Kansas Development Finance Authority, (Kansas State University Housing Systems), (NPFG), 4.375%, 4/1/32	217,688
1,000	Kansas Development Finance Authority, (Kansas State University Housing Systems), (NPFG), 4.50%, 4/1/37	876,150
550	Kansas Development Finance Authority, (Kansas State University-Athletic Facility), (AMBAC), 0.00%, 7/1/18	371,008
750	Kansas Development Finance Authority, (University of Kansas Center for Research), (XLCA), 5.00%, 2/1/26	754,642

		$2,328,417

Insured-Electric Utilities — 7.4%
$250	Augusta, Electric System, (AMBAC), 5.00%, 8/1/22	$250,427
765	Burlington, PCR, (Kansas Gas & Electric Co.), (NPFG), 5.30%, 6/1/31	689,525
665	La Cygne, (Kansas City Power & Light Co.), (XLCA), 4.65%, 9/1/35	521,653
325	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	303,716
375	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	339,577
500	Wyandotte County & Kansas City Unified Government Utilities System, (FSA), 5.00%, 9/1/28	504,160

		$2,609,058

Insured-Escrowed/Prerefunded — 8.2%
$1,350	Butler County, Unified School District #490, (FSA), Prerefunded to 9/1/15, 5.00%, 9/1/30	$1,580,040
500	Chisholm Creek Utility Authority, Water and Wastewater, (Bel Aire & Park City), (NPFG), Prerefunded to 9/1/12, 5.25%, 9/1/20	564,355
250	Kansas Development Finance Authority, (7th and Harrison Project), (AMBAC), Prerefunded to 12/1/09, 5.75%, 12/1/27	257,798
350	Kansas Development Finance Authority, (Power Water Supply), (AMBAC), Prerefunded to 4/1/12, 5.50%, 4/1/13	392,563

1

Principal
Amount
(000’s omitted)	Security	Value
$55	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (NPFG), Prerefunded to 11/15/11, 5.375%, 11/15/24	$60,826

		$2,855,582

Insured-General Obligations — 20.2%
$1,330	Butler County, Unified School District #402, (AGC), 5.125%, 9/1/32	$1,359,114
870	Geary County, (XLCA), 3.50%, 9/1/31	650,769
350	Geary County, Unified School District #475, (NPFG), 3.00%, 9/1/26	262,720
500	Harvey County, Unified School District #373, (NPFG), 5.00%, 9/1/26	504,795
600	Johnson County, Unified School District #231, (AMBAC), 5.00%, 10/1/27	601,452
200	Johnson County, Unified School District #231, (FGIC), (NPFG), 6.00%, 10/1/16	231,850
300	Johnson County, Unified School District #233, (FGIC), (NPFG), 5.50%, 9/1/17	358,188
500	Leavenworth County, Unified School District #453, (AGC), 5.125%, 3/1/29	511,860
240	Puerto Rico, (NPFG), 5.50%, 7/1/20	235,181
750	Reno County, Unified School District #308, (NPFG), 4.00%, 9/1/26	651,532
150	Sedgwick County, Unified School District #259, (FSA), 2.50%, 10/1/17	145,359
600	Sedgwick County, Unified School District #259, (FSA), 2.50%, 10/1/18	566,868
500	Sedgwick County, Unified School District #262, (AGC), 4.75%, 9/1/28	494,360
500	Wyandotte County & Kansas City Unified Government, (FSA), 5.00%, 8/1/27	515,650

		$7,089,698

Insured-Hospital — 6.8%
$250	Coffeyville Public Building Commission Health Care Facility, (Coffeyville Regional Medical Center), (AMBAC), 5.00%, 8/1/22	$227,728
500	Kansas Development Finance Authority, (Sisters of Charity-Leavenworth), (NPFG), 5.00%, 12/1/25	493,875
500	Kansas Development Finance Authority, (St. Luke’s/Shawnee Mission), (NPFG), 5.375%, 11/15/26	452,780
600	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (NPFG), 4.75%, 11/15/36	452,580
545	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (NPFG), 5.375%, 11/15/24	511,390
250	Manhattan Hospital, (Mercy Health Center), (FSA), 5.20%, 8/15/26	242,492

		$2,380,845

Insured-Housing — 0.7%
$250	Augusta Public Building Commission Revenue, (Cottonwood Point, Inc.), (NPFG), 5.25%, 4/1/22	$249,130

		$249,130

Insured-Industrial Development Revenue — 0.7%
$250	Wyandotte, (BPU Office Building), (NPFG), 5.00%, 5/1/21	$252,990

		$252,990

Insured-Lease Revenue/Certificates of Participation — 1.5%
$500	Kansas Development Finance Authority, (Capital Restoration Parking Facility), (FSA), 5.00%, 10/1/21	$525,030

		$525,030

Insured-Other Revenue — 2.8%
$250	Kansas Development Finance Authority, (Department of Administration), (FGIC), (NPFG), 5.00%, 11/1/25	$260,665
440	Kansas Development Finance Authority, (Kansas State Projects), (NPFG), 5.00%, 5/1/26	453,094
250	Kansas Development Finance Authority, (Kansas State Projects), (NPFG), 5.25%, 11/1/26	264,393

		$978,152

Insured-Public Power/Electric Utilities — 2.2%
$250	Wyandotte County & Kansas City Unified Government, (BHAC), 5.25%, 9/1/34	$258,723
500	Wyandotte County & Kansas City Unified Government, (FSA), 5.00%, 9/1/32	499,965

		$758,688

2

Principal
Amount
(000’s omitted)	Security	Value
Insured-Special Tax Revenue — 2.7%
$250	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$62,305
150	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	18,522
4,450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	324,627
2,895	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	113,513
530	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	47,467
3,685	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	306,776
850	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	65,510

		$938,720

Insured-Transportation — 3.9%
$750	Kansas Turnpike Authority, (FSA), 5.00%, 9/1/24	$759,600
600	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	591,708

		$1,351,308

Insured-Water and Sewer — 8.5%
$1,000	Chisholm Creek Utility Authority, Water & Wastewater Facilities, (AMBAC), 4.25%, 9/1/29	$768,030
500	Kansas Development Finance Authority, Public Water Supply, (AMBAC), 5.00%, 4/1/24	509,490
1,000	Lawrence Water and Sewer System, (NPFG), 4.50%, 11/1/32	934,730
750	Wichita Water and Sewer Utility, (AGC), 5.00%, 10/1/32	757,253

		$2,969,503

Special Tax Revenue — 1.0%
$410	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	$345,581

		$345,581

Transportation — 2.0%
$630	Kansas Department of Transportation Highway Revenue, 5.00%, 9/1/24	$685,150

		$685,150

Water and Sewer — 4.9%
$750	Johnson County, Water District #1, 3.25%, 12/1/30	$572,760
1,000	Johnson County, Water District #1, 4.25%, 6/1/32	916,260
200	Kansas Development Finance Authority, (Water Pollution Control), 5.00%, 11/1/21	210,912

		$1,699,932

Total Tax-Exempt Investments — 94.1% (identified cost $34,893,544)		$32,933,275

Other Assets, Less Liabilities — 5.9%		$2,069,977

Net Assets — 100.0%		$35,003,252

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

PCR	-	Pollution Control Revenue

SFMR	-	Single Family Mortgage Revenue

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2009, 76.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 30.5% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of a tender option bond trust.

3

A summary of financial instruments outstanding at April 30, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
6/09	40 U.S. Treasury Bond	Short	$(5,066,110)	$(4,902,500)	$163,610

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
JPMorgan Chase Co.	$362,500	4.743%	3-month USD- LIBOR-BBA	September 14, 2009/ September 14, 2039	$(70,632)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2009, the aggregate fair value of derivative instruments in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $163,610 and $70,632, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$34,501,578

Gross unrealized appreciation	$1,112,142
Gross unrealized depreciation	(2,980,445)

Net unrealized depreciation	$(1,868,303)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At April 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$163,610
Level 2	Other Significant Observable Inputs	32,933,275	(70,632)
Level 3	Significant Unobservable Inputs	—	—

Total		$32,933,275	$92,978

*	Other financial instruments are futures and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of January 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Hawaii Municipals Fund	as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.2%

Principal
Amount
(000’s omitted)	Security	Value
Education — 3.3%
$300	Hawaii Department of Budget and Finance, (Chaminade University of Honolulu), 4.75%, 1/1/36	$216,402
500	Hawaii Department of Budget and Finance, (Mid Pacific Institute), 4.625%, 1/1/36	344,025

		$560,427

Escrowed/Prerefunded — 9.2%
$750	Honolulu, Escrowed to Maturity, 4.75%, 9/1/17	$878,835
200	Honolulu, Escrowed to Maturity, 5.25%, 10/1/12	226,588
95	Honolulu, Escrowed to Maturity, 6.00%, 1/1/10(1)	98,523
500	Puerto Rico Electric Power Authority, Escrowed to Various Dates, 0.00%, 7/1/17	363,440

		$1,567,386

General Obligations — 3.0%
$305	Maui County, 5.00%, 3/1/21	$315,309
285	Puerto Rico, 0.00%, 7/1/15	201,977

		$517,286

Hospital — 5.5%
$400	Fairfax County,VA, Industrial Development Authority, (Inova Health System), 5.50%, 5/15/35	$405,844
100	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	83,477
400	Hawaii Department of Budget and Finance, (Wilcox Memorial Hospital), 5.35%, 7/1/18	374,328
95	Hawaii Department of Budget and Finance, (Wilcox Memorial Hospital), 5.50%, 7/1/28	79,463

		$943,112

Industrial Development Revenue — 3.6%
$315	Hawaii Department of Transportation Special Facilities, (Continental Airlines), (AMT), 7.00%, 6/1/20	$238,244
600	Virgin Islands Public Financing Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	373,530

		$611,774

Insured-Education — 7.1%
$500	University of Hawaii, (NPFG), 3.50%, 7/15/27	$418,100
375	University of Hawaii, (NPFG), 4.25%, 7/15/30	330,847
500	University of Hawaii, (NPFG), 4.50%, 7/15/32	460,060

		$1,209,007

Insured-Electric Utilities — 3.7%
$250	Hawaii Department of Budget and Finance, (Hawaii Electric Co.), (AMBAC), (AMT), 5.75%, 12/1/18	$234,052
500	Hawaii Department of Budget and Finance, (Hawaii Electric Co.), (FGIC), (AMT), 4.80%, 1/1/25	393,060

		$627,112

1

Principal
Amount
(000’s omitted)	Security	Value
Insured-Escrowed/Prerefunded — 3.7%
$85	Hawaii Airports System, (NPFG), (AMT), Escrowed to Maturity, 6.90%, 7/1/12	$90,273
250	Honolulu, City and County Board Water Supply Systems, (FSA), Prerefunded to 7/1/11, 5.25%, 7/1/31	272,433
250	Honolulu City and County Wastewater System, (AMBAC), Prerefunded to 7/1/11, 5.50%, 7/1/14	273,767

		$636,473

Insured-General Obligations — 16.2%
$1,000	Hawaii, (NPFG), 5.25%, 5/1/24	$1,067,940
350	Hawaii County, (FGIC), (NPFG), 5.55%, 5/1/10	365,880
200	Honolulu, City and County, (FGIC), (NPFG), 5.25%, 7/1/12	222,534
500	Honolulu, City and County, (FSA), 5.00%, 7/1/29	517,075
300	Kauai County, (NPFG), 5.00%, 8/1/24	303,801
290	Maui County, (NPFG), 5.00%, 3/1/25	300,031

		$2,777,261

Insured-Lease Revenue/Certificates of Participation — 4.7%
$805	Hawaii State Housing Development Corp., (Kapolei Office), (FSA), 5.00%, 11/1/31	$806,996

		$806,996

Insured-Special Tax Revenue — 2.3%
$95	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$23,676
800	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	63,288
2,675	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	230,130
770	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	30,192
140	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	12,538
280	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	23,310
225	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	17,341

		$400,475

Insured-Transportation — 19.0%
$900	Hawaii, State Harbor Revenue, (FSA), (AMT), 5.00%, 1/1/23	$857,088
500	Hawaii, State Harbor Revenue, (FSA), (AMT), 5.00%, 1/1/31	452,685
575	Hawaii Airports System, (FGIC), (NPFG), (AMT), 5.25%, 7/1/21	565,823
250	Hawaii Highway, (FSA), 5.00%, 7/1/22	258,658
440	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	433,919
750	Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	679,147

		$3,247,320

Insured-Water and Sewer — 7.7%
$1,000	Honolulu, City and County Wastewater System, (FGIC), (NPFG), 0.00%, 7/1/18	$676,980
700	Honolulu, City and County Wastewater System, (NPFG), 4.50%, 7/1/37	645,386

		$1,322,366

Special Tax Revenue — 5.6%
$250	Hawaii Highway Revenue, 5.50%, 7/1/18	$295,697
505	Puerto Rico Sales Tax Financing, 5.25%, 8/1/57	425,654
250	Virgin Islands Public Facilities Authority, 5.625%, 10/1/25	233,358

		$954,709

2

Principal
Amount
(000’s omitted)	Security	Value
Transportation — 1.6%
$265	New Jersey State Turnpike Authority, 5.25%, 1/1/40	$267,380

		$267,380

Total Tax-Exempt Investments — 96.2% (identified cost $17,507,052)		$16,449,084

Other Assets, Less Liabilities — 3.8%		$651,139

Net Assets — 100.0%		$17,100,223

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Hawaii municipalities. In addition, 14.6% of the Fund’s net assets at April 30, 2009 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2009, 67.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.6% to 37.6% of total investments.

(1)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)		Security represents the underlying municipal bond of a tender option bond trust.

3

A summary of financial instruments outstanding at April 30, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
6/09	4 U.S. Treasury Bond	Short	$(506,611)	$(490,250)	$16,361
6/09	8 U.S. Treasury Note	Short	(977,049)	(967,500)	9,549

					$25,910

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
JPMorgan Chase Co.	$412,500	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(80,375)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2009, the aggregate fair value of derivative instruments in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $25,910 and $80,375, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$17,474,489

Gross unrealized appreciation	$353,311
Gross unrealized depreciation	(1,598,716)

Net unrealized depreciation	$(1,245,405)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$25,910
Level 2	Other Significant Observable Inputs	16,449,084	(80,375)
Level 3	Significant Unobservable Inputs	—	—

Total		$16,449,084	$(54,465)

*	Other financial instruments are futures and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of January 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Proposed Reorganization

On April 27, 2009, the Trustees of the Eaton Vance Municipals Trust II approved an Agreement and Plan of Reorganization whereby the Eaton Vance National Municipals Fund (the National Fund) would acquire substantially all the assets and assume substantially all the liabilities of the Fund in exchange for shares of the National Fund. The proposed reorganization is subject to approval by the shareholders of the Fund.

4

Eaton Vance High Yield Municipals Fund	as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 113.2%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 2.1%
$7,000	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$5,340,580
1,810	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	1,441,955
4,320	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	3,671,698
1,900	Pennsylvania Economic Development Financing Authority, (Resource Recovery-Colver), (AMT), 5.125%, 12/1/15	1,533,794
760	Western Generation Agency, OR, (Wauna Cogeneration), 5.00%, 1/1/21	570,752

		$12,558,779

Education — 5.2%
$12,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32(1)	$12,304,800
800	Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38	412,568
3,000	New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	3,109,230
10,000	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,305,000
5,000	North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38	5,145,650

		$31,277,248

Electric Utilities — 4.0%
$3,500	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 5.00%, 3/1/41	$1,268,085
4,920	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 5.40%, 5/1/29	1,882,392
3,000	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 6.75%, 4/1/38	1,503,270
6,000	Brazos River Authority, TX, Pollution Control Revenue, (Texas Energy Co.), (AMT), 8.25%, 5/1/33(2)	2,592,840
16,950	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	13,526,778
3,965	Matagorda County, TX, Navigation District No. 1, (Reliant Energy), (AMT), 5.95%, 5/1/30	3,271,323

		$24,044,688

Escrowed/Prerefunded — 0.3%
$3,500	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	$1,994,475

		$1,994,475

General Obligations — 3.4%
$4,000	City of Scottsdale, AZ, (Projects of 1999 & 2000), 5.00%, 7/1/14(3)	$4,618,360
2,260	Clackamas & Washington Counties, OR, School District #3, 5.00%, 6/15/26	2,421,251
6,895	Los Angeles, CA, Unified School District, 5.30%, 1/1/34	6,921,339
6,480	Port Authority of Houston, TX, (Harris County), (AMT), 5.625%, 10/1/38(1)	6,214,903

		$20,175,853

Health Care-Miscellaneous — 2.7%
$2,845	Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$2,610,686
3,600	Puerto Rico Infrastructure Financing Authority, (Mepsi Campus Project), 6.50%, 10/1/37	2,654,496
1,246	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.75%, 12/1/36(2)	1,277,436
1,161	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36(2)	1,190,369
975	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.90%, 12/1/36(2)	999,416
183	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.25%, 12/1/36(2)	187,782
416	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.375%, 12/1/36(2)	426,774

Principal
Amount
(000’s omitted)	Security	Value
$1,152	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.50%, 12/1/36(2)	$1,182,179
483	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.70%, 12/1/36(2)	495,492
966	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.81%, 9/1/36(2)	989,266
290	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.875%, 12/1/36(2)	297,830
642	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 7.00%, 12/1/36(2)	658,664
531	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 3, 7.00%, 12/1/36(2)	544,760
4,375	Yavapai County, AZ, Industrial Development Authority, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	2,907,319

		$16,422,469

Hospital — 14.3%
$9,900	California Statewide Communities Development Authority, (Sutter Health), 5.25%, 11/15/48	$8,918,514
8,300	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	5,451,606
2,900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	2,130,978
2,185	Chautauqua County, NY, Industrial Development Agency, (Women’s Christian Association), 6.40%, 11/15/29	1,571,583
19,135	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.625%, 9/1/39(7)	16,525,369
905	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	722,127
875	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	631,724
12,870	Knox County, TN, Health, Educational & Housing Facilities, (Covenant Health), 0.00%, 1/1/40	1,331,273
1,500	Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), 5.75%, 1/1/38	1,186,380
7,245	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	5,374,703
4,500	Monroe County, PA, Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	3,576,870
2,250	Montgomery, AL, Medical Clinic Board, (Jackson Hospital & Clinic), 4.75%, 3/1/31	1,512,630
7,470	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(1)	7,328,070
3,190	New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	2,427,622
6,385	New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	4,648,599
2,560	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	1,772,672
635	Osceola County, FL, Industrial Development Authority, Community Provider Pooled Loan, 7.75%, 7/1/17	587,819
5,000	Sullivan County, TN, Health, Educational and Facility Board, (Wellmont Health System), 5.25%, 9/1/36	3,057,950
21,380	Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Healthcare), 4.75%, 12/1/36	14,512,744

Principal
Amount
(000’s omitted)	Security	Value
$1,400	Wisconsin Health and Educational Facilities Authority, (Vernon Memorial Healthcare, Inc.), 5.10%, 3/1/25	$1,042,958
2,800	Wisconsin Health and Educational Facilities Authority, (Vernon Memorial Healthcare, Inc.), 5.25%, 3/1/35	1,923,124

		$86,235,315

Housing — 3.7%
$4,000	Charter Mac Equity Trust, TN, 6.00%, 4/30/19(2)	$4,120,000
1,670	Jefferson County, MO, Industrial Development Authority, Multifamily, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	1,352,884
440	Jefferson County, MO, Industrial Development Authority, Multifamily, (Riverview Bend Apartments), (AMT), 7.125%, 11/1/29	354,002
4,000	Muni Mae Tax-Exempt Bond, LLC, 5.90%, 11/29/49(2)	2,014,320
5,000	Muni Mae Tax-Exempt Bond, LLC, 6.875%, 6/30/49(2)	3,499,350
2,940	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	2,383,340
1,315	Oregon Health Authority, (Trillium Affordable Housing), Series B, (AMT), 6.75%, 2/15/29	1,015,101
860	Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/49(4)	733,047
2,000	Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(4)	1,704,760
1,300	Virginia Housing Development Authority, (AMT), Variable Rate, 22.094%, 10/1/35(2)(5)(6)	1,055,990
4,265	Virginia Housing Development Authority, (AMT), 5.20%, 10/1/26(1)	4,188,187

		$22,420,981

Industrial Development Revenue — 17.1%
$2,045	ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 6.50%, 10/1/24	$1,543,300
2,950	ABIA Development Corp., TX, (Austin CargoPort Development), (AMT), 9.25%, 10/1/21	2,910,146
4,885	Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), (AMT), 5.95%, 5/15/33	3,743,522
2,150	Butler, AL, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	1,351,856
3,900	Carbon County, UT, (Laidlaw Environmental Services, Inc.), (AMT), 7.45%, 7/1/17	3,902,652
13,300	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 5.75%, 10/1/32	7,493,752
3,505	Effingham County, GA, (Solid Waste Disposal), (Fort James Project), (AMT), 5.625%, 7/1/18	2,567,973
3,310	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	3,028,782
5,325	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	3,655,346
7,500	Illinois Finance Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.05%, 8/1/29	6,323,625
12,650	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	11,244,787
2,680	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 6.50%, 7/1/24	2,096,752
590	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 7.34%, 7/1/24	485,092
1,300	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	1,000,389
13,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	8,370,960
3,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.40%, 9/15/23	2,092,890
7,535	New Morgan, PA, Industrial Development Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	7,333,665
6,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.625%, 8/1/25	4,600,440
4,560	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 7.75%, 8/1/31	3,432,905
1,000	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.00%, 8/1/28	782,990
5,995	New York, NY, Industrial Development Agency, (American Airlines, Inc. - JFK International Airport), (AMT), 8.50%, 8/1/28	4,936,823
8,200	Phoenix, AZ, Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	5,473,664
3,000	Rumford, ME, Solid Waste Disposal, (Boise Cascade Corp.), (AMT), 6.875%, 10/1/26	1,532,520
6,510	Savannah, GA, Economic Development Authority, (Intercat-Savannah), (AMT), 7.00%, 1/1/38	4,721,247
10,870	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	8,395,662

		$103,021,740

Principal
Amount
(000’s omitted)	Security	Value
Insured-Education — 3.1%
$8,500	Broward County, FL, Educational Facilities Authority, (Nova Southeastern University), (AGC), 5.00%, 4/1/26	$8,663,880
10,000	Central Washington University System Revenue, (FSA), 5.00%, 5/1/38(7)	9,864,300

		$18,528,180

Insured-Electric Utilities — 1.8%
$5,395	California Pollution Control Financing Authority, (Pacific Gas and Electric Co.), (FGIC), (AMT), 4.75%, 12/1/23	$4,812,880
7,810	Matagorda County, TX, Navigation District No. 1, (AEP Texas Central Co.), (NPFG), (AMT), 5.20%, 5/1/30	6,159,903

		$10,972,783

Insured-General Obligations — 1.4%
$9,855	Clark County, NV, (AMBAC), 2.50%, 11/1/36	$5,507,171
2,850	Geary County, KS, (XLCA), 3.50%, 9/1/30	2,151,522
1,095	Geary County, KS, (XLCA), 3.50%, 9/1/31	819,071

		$8,477,764

Insured-Hospital — 1.2%
$7,245	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.75%, 8/15/27(1)	$7,338,460

		$7,338,460

Insured-Other Revenue — 2.2%
$10,510	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/26	$2,903,282
10,000	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/28	2,323,500
12,700	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	1,834,769
5,650	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	6,413,146

		$13,474,697

Insured-Sewer Revenue — 0.4%
$2,730	Marysville, OH, Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/46	$2,432,839

		$2,432,839

Insured-Special Tax Revenue — 0.7%
$4,000	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$3,225,400
515	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	46,124
9,325	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	776,306
5,460	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	420,802

		$4,468,632

Insured-Student Loan — 3.2%
$10,825	Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$10,888,218
11,135	Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	8,541,213

		$19,429,431

Insured-Transportation — 2.9%
$15,000	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/33	$2,008,500
20,000	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/34	2,453,800
6,665	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	613,513
3,335	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/38	280,941
10,000	North Texas Tollway Authority, (AGC), 6.20%, 1/1/42	7,018,800
20,000	Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	4,766,800

		$17,142,354

Principal
Amount
(000’s omitted)	Security	Value
Lease Revenue/Certificates of Participation — 3.6%
$21,000	Greenville County, SC, School District, 5.00%, 12/1/24(1)	$21,491,610

		$21,491,610

Nursing Home — 0.9%
$2,320	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	$2,122,197
1,120	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	813,534
2,790	Westmoreland County, PA, Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	2,343,963

		$5,279,694

Other Revenue — 12.0%
$112,970	Buckeye, OH, Tobacco Settlement Financing Authority, 0.00%, 6/1/47	$1,773,629
8,000	California County, CA, Tobacco Securitization Agency, 0.00%, 6/1/46	155,120
6,355	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	4,383,171
45,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	1,053,900
81,635	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	971,457
6,000	Cow Creek Band Umpqua Tribe of Indians, OR, 5.625%, 10/1/26(2)	4,032,720
2,410	Main Street National Gas, Inc., GA, Gas Project Revenue, 5.50%, 9/15/27	1,875,269
6,515	Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	3,825,347
14,000	Non-Profit Preferred Funding Trust I, Various States, 5.17%, 9/15/37(2)	8,514,520
5,900	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	116,820
20,000	Northern Tobacco Securitization Corp., AK, 5.00%, 6/1/46	10,473,200
530	Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	481,818
1,205	Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	1,007,235
250	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/23	189,863
1,605	Otero County, NM, Jail Project Revenue, 6.00%, 4/1/28	1,157,927
1,798	Pueblo of Santa Ana, NM, 15.00%, 4/1/24(2)	1,432,014
3,135	Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	2,125,185
1,477	Santa Fe, NM, (1st Interstate Plaza), 8.00%, 7/1/13	1,409,599
9,000	Seminole Tribe, FL, Special Obligation Revenue, 5.25%, 10/1/27(2)	6,233,760
6,135	Seminole Tribe, FL, Special Obligation Revenue, 5.50%, 10/1/24(2)	4,545,728
8,410	Texas Municipal Gas Acquisition and Supply Corp., 5.625%, 12/15/17	7,252,364
1,640	Texas Municipal Gas Acquisition and Supply Corp., 6.25%, 12/15/26	1,412,532
22,830	Tobacco Settlement Financing Corp., VA, 0.00%, 6/1/47	443,587
8,955	White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(2)	5,646,754
1,775	Willacy County, TX, Local Government Corp., 6.00%, 9/1/10	1,723,490

		$72,237,009

Senior Living/Life Care — 6.8%
$2,500	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(8)	$1,674,050
1,575	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.75%, 11/15/26	1,121,164
6,000	California Statewide Communities Development Authority, (Senior Living - Presbyterian Homes), 4.875%, 11/15/36	3,851,220
3,000	Cliff House Trust, PA, (AMT), 6.625%, 6/1/27(8)	1,847,280
4,150	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	2,697,500
2,710	Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	1,907,054
7,500	Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	5,202,675
7,000	Lee County, FL, Industrial Development Authority, (Shell Point Village), 5.00%, 11/15/29	4,470,970
2,600	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	1,671,878
6,100	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	4,735,491
1,085	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.125%, 11/1/27	702,744

Principal
Amount
(000’s omitted)	Security	Value
$1,560	Massachusetts Development Finance Agency, (First Mortgage VOA Concord), 5.20%, 11/1/41	$861,962
1,045	Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.75%, 11/15/42	584,897
7,315	North Miami, FL, Health Care Facilities, (Imperial Club), 0.00%, 1/1/41	2,882,841
3,475	North Miami, FL, Health Care Facilities, (Imperial Club), 7.00%, 1/1/42(9)	1,996,353
530	St. Joseph County, IN, Holy Cross Village, 5.70%, 5/15/28	365,684
1,225	St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/26	914,132
5,460	St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/38	3,608,514

		$41,096,409

Solid Waste — 0.4%
$2,610	Connecticut Resource Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,322,013

		$2,322,013

Special Assessment Revenue — 0.6%
$2,250	Poinciana West, FL, Community Development District, 6.00%, 5/1/37	$1,615,140
2,965	University Square, FL, Community Development District, 5.875%, 5/1/38	1,856,297

		$3,471,437

Special Tax Revenue — 7.5%
$1,260	Avelar Creek, FL, Community Development District, (Capital Improvements), 5.375%, 5/1/36	$727,600
2,240	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	1,885,274
2,865	Bell Mountain Ranch, CO, Metropolitan District, 7.375%, 11/15/19	2,716,536
230	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	152,554
6,250	Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	3,502,812
3,515	Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	2,061,442
19,980	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/32(1)	21,999,312
795	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	621,746
2,200	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/31	1,546,402
3,980	New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13	1,679,162
6,255	River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	3,592,872
2,360	Southern Hills, FL, Plantation I Community Development District, 5.80%, 5/1/35	1,439,199
3,650	Sterling Hill, FL, Community Development District, 5.50%, 5/1/37	1,841,425
4,350	Tison’s Landing, FL, Community Development District, (Capital Improvements), 5.00%, 11/1/11(9)	1,645,300

		$45,411,636

Transportation — 8.7%
$750	Augusta, GA, Airport Revenue, 5.15%, 1/1/35	$450,105
3,425	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/25	2,218,818
6,375	Branson, MO, Regional Airport Transportation Development District, (Branson Airport LLC), (AMT), 6.00%, 7/1/37	3,709,103
29,735	Dallas-Fort Worth, TX, International Airport Facilities Improvements Corp., (American Airlines, Inc.), (AMT), 5.50%, 11/1/30	11,359,959
770	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.00%, 5/1/21	673,419
1,080	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.125%, 5/1/31	769,381
2,000	New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,151,260
10,150	North Texas Tollway Authority Revenue, 5.75%, 1/1/38	9,592,055
4,980	Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37(1)	4,266,847
5,025	Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(1)	5,107,745
9,990	Port Authority of New York and New Jersey, (AMT), 5.75%, 3/15/35(1)	10,058,265
1,500	Walker Field, CO, Public Airport Authority, 4.75%, 12/1/27	1,069,830
1,100	Walker Field, CO, Public Airport Authority, 5.00%, 12/1/22	903,177

		$52,329,964

Water and Sewer — 3.0%
$1,845	Gwinnett County, GA, Water & Sewerage Authority, 5.00%, 8/1/12(3)	$2,063,762
7,680	Massachusetts Water Resources Authority, 4.00%, 8/1/46	6,035,174

Principal
Amount
(000’s omitted)	Security	Value
$9,990	New York Municipal Water Finance Authority, (Water and Sewer System), 4.75%, 6/15/33(1)	$9,641,815

		$17,740,751

Total Tax-Exempt Investments — 113.2% (identified cost $876,305,665)		$681,797,211

Other Assets, Less Liabilities — (13.2)%		$(79,323,389)

Net Assets — 100.0%		$602,473,822

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At April 30, 2009, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		New York	12.9%
		Texas	14.5%
		Massachusetts	10.9%
		Others, representing less than 10% individually	74.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2009, 15.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.7% to 5.2% of total investments.

(1)		Security represents the underlying municipal bond of a tender option bond trust.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the aggregate value of these securities is $51,937,964 or 8.6% of the Fund’s net assets.

(3)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(4)		Security is in default and is making only partial interest payments.

(5)		Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2009.

(6)		Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,200,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(7)		Security (or a portion thereof) has been pledged as collateral for open swap contracts or inverse floating-rate security transactions.

(8)		Security is in default with respect to scheduled principal payments.

(9)		Defaulted bond.

A summary of financial instruments outstanding at April 30, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
6/09	443 U.S. Treasury Bond	Short	$(55,899,512)	$(54,295,187)	$1,604,325

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
JPMorgan Chase Co.	$26,275,000	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(5,119,628)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At April 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2009, the aggregate fair value of derivative instruments in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $1,604,325 and $5,119,628, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$785,903,843

Gross unrealized appreciation	$3,778,323
Gross unrealized depreciation	(196,121,955)

Net unrealized depreciation	$(192,343,632)

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*
Level 1	Quoted Prices	$—	$1,604,325
Level 2	Other Significant Observable Inputs	681,797,211	(5,119,628)
Level 3	Significant Unobservable Inputs	—	—

Total		$681,797,211	$(3,515,303)

*	Other financial instruments are futures and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of January 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance Tax-Advantaged Bond Strategies Fund	as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 96.6%

Principal
Amount
(000’s omitted)	Security	Value
Education — 3.8%
$400	University of Maryland, Auxiliary Facility & Tuition Revenue, 4.00%, 4/1/14	$438,676
900	University of Texas, 5.00%, 8/15/12	1,003,860
1,000	Virginia College Building Authority, Educational Facilities Revenue, 5.00%, 2/1/14	1,134,030
245	Virginia Public School Authority, 4.00%, 7/15/13	268,750

		$2,845,316

Escrowed / Prerefunded — 13.6%
$425	Brazosport, TX, Independent School District, Prerefunded to 2/15/13, 5.50%, 2/15/20	$487,084
1,000	Burlington County, NJ, Bridge Commission, Prerefunded to 8/15/12, 5.25%, 8/15/21	1,128,060
400	Cypress-Fairbanks, TX, Independent School District, Prerefunded to 2/15/14, 5.375%, 2/15/22	463,324
750	Dearborn, MI, School District, Prerefunded to 5/01/12, 5.00%, 5/1/22	830,408
200	Massachusetts, Prerefunded to 9/01/09, 5.75%, 9/1/13	205,358
5,150	Massachusetts Bay Transportation Authority, Prerefunded to 7/01/15, 5.00%, 7/1/25	6,017,981
165	Massachusetts Water Pollution Abatement Trust, Escrowed to Maturity, 5.45%, 2/1/13	176,543
700	Massachusetts Water Pollution Abatement Trust, Prerefunded to 8/01/13, 5.25%, 8/1/33	806,554

		$10,115,312

General Obligations — 29.9%
$1,600	Albuquerque, NM, 4.00%, 7/1/13	$1,753,584
500	Albuquerque, NM, Municipal School District No. 12, 5.00%, 8/1/13	568,795
250	Aldine, TX, Independent School District, 3.50%, 2/15/14	267,403
250	Austin, TX, Independent School District, 5.25%, 8/1/15	292,683
195	Cary, NC, 5.00%, 6/1/18(1)	230,043
60	Charlotte, NC, 5.00%, 6/1/11	65,059
45	College Station, TX, 3.50%, 2/15/14	47,610
1,505	Columbus, OH, 5.00%, 7/1/14	1,727,243
1,000	Columbus, OH, 5.00%, 6/15/15	1,157,430
420	Duluth, MN, 4.00%, 2/1/13	454,663
190	Elmbrook, WI, School District, 4.00%, 4/1/13	205,187
750	Fairfax County, VA, 5.00%, 4/1/15	872,505
500	Fairfax County, VA, 5.25%, 4/1/13	571,825
3,000	Fort Worth, TX, Independent School District, 5.00%, 2/15/19(1)	3,385,860
760	Georgia, 5.00%, 3/1/14	871,378
450	Johnson County, KS, Unified School District No. 512, Shawnee Mission, 4.00%, 10/1/12	488,457
1,920	Maryland, 5.00%, 3/1/13	2,175,245
3,575	Maryland, 5.00%, 3/1/15	4,153,077
775	Massachusetts, 5.50%, 11/1/14	907,308
345	Monmouth County, NJ, 4.25%, 9/15/12	379,193
600	Tyler, TX, Independent School District, 4.00%, 2/15/14	648,360
1,000	Wayzata, MN, Independent School District No. 284, 4.00%, 2/1/14	1,088,000

		$22,310,908

Insured-Education — 3.9%
$350	Houston, TX, Community College System Revenue, (FSA), 4.00%, 4/15/13	$376,939
15	New Albany Floyd County, IN, School Building Corp., (FGIC), (NPFG), 5.00%, 1/15/11	15,937
2,300	New Jersey Economic Development Authority Revenue, (FSA), 4.00%, 9/1/12	2,467,716
30	South Bend, IN, Community School Corp., (FSA), 4.00%, 7/5/12	32,212

		$2,892,804

1

Principal
Amount
(000’s omitted)	Security	Value

Insured-Escrowed / Prerefunded — 30.4%
$1,695	Chicago, IL, (FSA), Prerefunded to 1/01/14, 5.25%, 1/1/29	$1,952,030
1,150	Coral Gables, FL, Health Facilities Authority (Mariners Hospital), (FSA), Prerefunded to 8/15/14, 5.25%, 8/15/24	1,330,055
1,500	Coral Gables, FL, Health Facilities Authority (Mariners Hospital), (FSA), Prerefunded to 8/15/14, 5.00% to 8/15/14 (Put Date), 8/15/34	1,716,165
290	Ernest N. Morial-New Orleans, LA, Exhibit Hall Authority, (AMBAC), Prefunded to 7/15/13, 5.25%, 7/15/17	332,894
1,000	Houston, TX, Water and Sewer System Revenue, (FSA), Prerefunded to 12/01/12, 5.00%, 12/1/20	1,122,520
1,800	Indiana Transportation Finance Authority, (FGIC), Prerefunded to 6/01/14, 5.25%, 6/1/24	2,086,920
1,390	Indiana Transportation Finance Authority, (FGIC), Prerefunded to 6/01/14, 5.25%, 6/1/29	1,611,566
3,000	Indianapolis, IN, Multi-School Building Corp., (NPFG), Prerefunded to 7/15/13, 5.00%, 7/15/27	3,413,310
3,000	Mesa, AZ, Utility System Revenue, (FSA), Prerefunded to 7/01/15, 4.75%, 7/1/25	3,426,900
1,000	Mesa, AZ, Utility System Revenue, (NPFG), Prerefunded to 7/01/14, 5.00%, 7/1/23	1,143,180
1,000	Mesa, AZ, Utility System Revenue, (NPFG), Prerefunded to 7/01/14, 5.00%, 7/1/24	1,143,180
325	New York City, NY, Municipal Water Finance Authority, (AMBAC), Escrowed to Maturity, 5.875%, 6/15/13	382,077
1,000	Pennsylvania, (FSA), Prerefunded to 5/01/12, 5.50%, 5/1/18	1,124,080
750	Phoenix, AZ, Civic Improvement Corp., Excise Tax Revenue, (NPFG), Prerefunded to 7/01/13, 5.00%, 7/1/22	851,625
1,000	West Bloomfield, MI, School District, (FGIC), Prerefunded to 5/01/10, 5.85%, 5/1/16	1,052,850

		$22,689,352

Insured-General Obligations — 8.5%
$600	Cincinnati, OH, (NPFG), 5.00%, 12/1/12	$673,110
2,955	Houston, TX, (AMBAC), 5.00%, 3/1/13	3,296,243
100	Massachusetts, (NPFG), 5.50%, 1/1/12	110,648
75	Pennsylvania, (FSA), 5.00%, 9/1/14	86,250
750	Pennsylvania, (NPFG), 5.00%, 7/1/14	839,558
135	Pierce County, WA, (AMBAC), 5.00%, 8/1/12	149,149
1,050	Spotsylvania County, VA, (FSA), 5.00%, 1/15/13	1,181,891

		$6,336,849

Insured-Other Revenue — 0.3%
$80	New Mexico Finance Authority, (NPFG), 4.00%, 6/1/11	$84,515
100	New York City, NY, Trust for Cultural Resources, (AMBAC), 5.00%, 4/1/18	104,239

		$188,754

Insured-Transportation — 2.6%
$1,000	New Mexico Finance Authority, State Transportation Revenue, (AMBAC), 5.00%, 6/15/13	$1,118,780
750	New Mexico Finance Authority, State Transportation Revenue, (AMBAC), 5.00%, 6/15/14	845,535

		$1,964,315

Insured-Water and Sewer — 0.1%
$60	Everett, WA, Water and Sewer Revenue, (NPFG), 4.50%, 7/1/10	$62,607

		$62,607

Lease Revenue / Certificates of Participation — 0.6%
$400	Gwinnett County, GA, Water and Sewerage Authority, 5.00%, 8/1/14	$462,784

		$462,784

Other Revenue — 1.6%
$550	Virginia Public Building Authority, Public Facilities Revenue, 5.00%, 8/1/14	$631,570

2

Principal
Amount
(000’s omitted)	Security	Value
$500	Virginia Public School Authority, 5.00%, 8/1/13	$568,350

		$1,199,920

Transportation — 1.3%
$250	Maryland State Department of Transportation, 5.00%, 3/1/13	$282,135
595	Oregon State Department of Transportation, Highway User Tax Revenue, 5.00%, 11/15/12	666,787

		$948,922

Total Tax-Exempt Investments — 96.6% (identified cost $69,149,899)		$72,017,843

Other Assets, Less Liabilities — 3.4%		$2,506,425

Net Assets — 100.0%		$74,524,268

AMBAC	-	AMBAC Financial Group, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

At April 30, 2009, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

		Texas	15.3%
		Massachusetts	11.0%
		Others, representing less than 10% individually	70.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2009, 47.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 6.6% to 20.6% of total investments.

(1)		When-issued security.

3

The Fund is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund commenced operations on March 27, 2009.

Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a pricing vendor, as derived from such vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The Fund did not have any financial instruments outstanding at April 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$69,149,899

Gross unrealized appreciation	$2,987,348
Gross unrealized depreciation	(119,404)

Net unrealized appreciation	$2,867,944

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities
Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	72,017,843
Level 3	Significant Unobservable Inputs	—

Total		$72,017,843

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Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	June 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	June 23, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	June 23, 2009